Annual Report
December 31, 2001                                               Neuberger Berman


                                Neuberger Berman
                                Advisers
                                Management
                                Trust


                                Growth (Registered Trademark)
                                Portfolio


B1015 02/02

Growth Portfolio  Managers' Commentary
--------------------------------------

The stock market's strong fourth quarter rally helped growth stock investors trim their losses. However, 2001 is still a year most of us would like to forget. Earnings drive growth stock prices, and this year, earnings declined sharply across industries as the economy plunged into recession. Information Technology sector earnings were the hardest hit as business spending on information and communications technology virtually evaporated. Although tech represented slightly less than one-third of our portfolio's assets at year-end, it bears most of the responsibility for the portfolio's disappointing absolute and relative performance for full-year 2001.

Average Annual Total Return(1)

                                               Russell Midcap
                                    (Registered Trademark)(2)
                  Growth Portfolio                     Growth       S&P 500(2)
1 Year                     (30.36%)                   (20.15%)        (11.88%)
5 Year                       6.64%                      9.02%          10.70%
10 Year                      8.22%                     11.10%          12.93%
Life of Fund                11.00%                       N/A           14.92%
-----------------------------------------------------------------------------
Inception Date         09/10/1984

Comparison of a $10,000 Investment

[GRAPHIC OMITTED]

                              Russell Midcap
            Growth            (Registered Trademark)
           Portfolio           Growth                     S&P 500

1991        10,000              10,000                     10,000
1992        10,954              10,871                     10,761
1993        11,698              12,088                     11,843
1994        11,114              11,826                     11,999
1995        14,641              15,845                     16,502
1996        15,979              18,614                     20,289
1997        20,614              22,810                     27,055
1998        23,814              26,885                     34,787
1999        35,815              40,674                     42,105
2000        31,641              35,895                     38,273
2001        22,035              28,662                     33,727

                                                Value as of 12/31/01

Growth Portfolio                                        $22,035
Russell Midcap(registration mark)                       $28,662
S&P 500                                                 $33,727

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.

We seek to invest in stocks with above market average earnings growth rates which we believe are reasonably valued and have the potential to consistently meet or exceed consensus earnings expectations. Over the longer term, this strategy has generated attractive returns. This year, however, it was counterproductive. Earnings fell faster and farther than anyone expected as the economy came to a virtual standstill before slipping into recession at the end of the first quarter. Analysts couldn't lower earnings forecasts fast enough to reflect new and increasingly dire economic circumstances. Consequently, we saw a record number of pre-announced earnings shortfalls in the first and second quarter. Our stock picking batting average (the percentage of portfolio companies meeting or beating consensus forecasts) was still relatively good. However, the earnings growth rate of the portfolio declined sharply. In general, our portfolio companies grew earnings faster than the broad market, but well below their impressive earnings growth rates in recent years. Ironically, disappointed investors treated these stocks much more harshly than stocks with much slower, albeit more predictable earnings growth rates.

We believe this will change in the year ahead. In our opinion, economic data released at year-end is pointing to a consumer-led recovery in early 2002. Although the recovery may be more gradual than many had hoped, top line growth should be reflected in reported profits. One of the good things resulting from this sharp economic downturn is that corporations have aggressively cut costs and lowered their break-even points.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Inventories have also been reduced significantly--in many if not most industries, the cupboards are nearly bare. Consequently, as inventory re-stocking helps bring the economy out of recession, earnings should rebound quite nicely. If we are right and 2002 earnings come in stronger than currently anticipated, pleasant earnings surprises could outnumber disappointments in the year ahead.

Although the technology sector led the fourth quarter market rebound, tech remains something of a wild card for growth stock investors. The consumer alone can't revive tech. For the industry to fully recover, business investment will have to increase substantially. Over the last eighteen months, corporate information technology (IT) budgets have been cut or frozen, with companies battening their collective hatches. As we emerge from recession, we believe IT budgets will be restored. Software and data storage will likely be the top priorities for corporate IT officers. So, these are the tech industries we are currently favoring in the portfolio. At year-end 2001, we were equal-weighted in technology relative to our Russell Midcap Growth Index.

Our second largest sector commitment is to healthcare. On average our healthcare holdings also declined for the year, but held up well relative to other fast growth sectors. We remain confident that innovation, particularly in the biotech area, and favorable demographics (the aging of America) point to excellent long-term investment opportunity. We are modestly over-weighted in the financial sector, one of the sectors that generated positive returns for the portfolio in 2001. We are also modestly over-weighted in the consumer discretionary sector and believe the portfolio is well positioned to take advantage of a consumer led economic recovery.

In closing, 2001 was an extremely challenging year for growth stock investors of every description. It was a particularly difficult year for investors such as ourselves who focus on high-quality companies with the highest earnings growth expectations. However, we remain confident our time-tested investment strategy will reward us in the year ahead.

Sincerely,

                               /s/ JENNIFER SILVER

                                /s/ BROOKE COBB,

                        JENNIFER SILVER AND BROOKE COBB,
                              PORTFOLIO CO-MANAGERS

1. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.


2. The Russell Midcap (Registered Trademark) Growth Index measures the performance of those Russell Midcap (Registered Trademark) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 (Registered Trademark) Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

While the benchmark used for comparative purposes is a Russell index, Neuberger Berman applies the classification system of Standard & Poor's (Global Industry Classification Standard) to derive the component economic sectors of the Russell index. Any sector-weighting comparison between the fund and the index in this material is based on the same sector derivations.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Schedule of Investments Growth Portfolio
----------------------------------------

Number of Shares                                Market Value+

Common Stocks (95.2%)

Biotechnology (9.2%)
    61,600           Cephalon, Inc.             $  4,656,036*[L]
   139,200           Genzyme Corp.                 8,332,512*
    97,550           Human Genome
                       Sciences                    3,289,386*
   137,550           IDEC Pharmaceuticals          9,481,322*
    58,218           ImClone Systems               2,704,808*[L]
   170,200           Millennium
                       Pharmaceuticals             4,171,602*[L]
                                                ------------
                                                  32,635,666
Business Services -- IT Business
 Services (4.7%)
    21,200           Affiliated Computer
                       Services                    2,249,956*
   175,000           Concord EFS                   5,736,500*
    98,100           SEI Investments               4,425,291
   147,500           SunGard Data Systems          4,267,175*
                                                ------------
                                                  16,678,922
Capital Equipment (0.8%)
    41,400           American Standard             2,824,722*

Communications (1.9%)
    37,500           L-3 Communications
                       Holdings                    3,375,000*[L]
   112,700           Triton PCS Holdings           3,307,745*[L]
                                                ------------
                                                   6,682,745
Communications Equipment (1.5%)
    95,100           Harris Corp.                  2,901,501
   103,700           Scientific-Atlanta            2,482,578
                                                ------------
                                                   5,384,079
Computers & Systems (3.9%)
   245,400           Flextronics
                       International               5,887,146*
    41,200           McDATA Corp.                  1,009,400*
   357,750           Sanmina-SCI Corp.             7,119,225*[L]
                                                ------------
                                                  14,015,771
Consumer Cyclical -- Leisure & Consumer
 Service (4.1%)
    87,400           Apollo Group                  3,933,874*
    96,600           International Game
                       Technology                  6,597,780*
    90,500           Stanley Works                 4,214,585
                                                ------------
                                                  14,746,239
Electrical (0.9%)
    59,000           Maxim Integrated
                       Products                    3,098,090*[L]

Electrical Equipment (2.6%)
   118,100           Broadcom Corp.                4,839,738*
   115,500           Xilinx Inc.                   4,510,275*
                                                ------------
                                                   9,350,013
Energy (5.7%)
   101,000           EOG Resources                 3,950,110[L]
   261,800           Rowan Cos.                    5,071,066*
   151,300           Talisman Energy               5,726,705
   149,825           Weatherford
                       International            $  5,582,479*
                                                ------------
                                                  20,330,360
Finance (5.1%)
    71,400           Affiliated Managers
                       Group                       5,032,272*
    71,850           Investment Technology
                       Group                       2,807,180*
    86,200           Legg Mason                    4,308,276
   138,400           National Commerce
                       Financial                   3,501,520
    77,300           Waddell & Reed
                       Financial                   2,489,060
                                                ------------
                                                  18,138,308
Food & Beverage (1.2%)
   180,200           Pepsi Bottling Group          4,234,700

Hardware (0.8%)
   130,700           Network Appliance             2,858,409*

Health Care (14.7%)
    69,400           Andrx Group                   4,886,454*[L]
   109,900           Express Scripts               5,138,924*[L]
    65,900           Forest Laboratories           5,400,505*
    47,400           Gilead Sciences               3,115,128*
   114,900           Guidant Corp.                 5,722,020*
   153,300           HEALTHSOUTH Corp.             2,271,906*
    60,200           King Pharmaceuticals          2,536,226*
    75,500           Laboratory Corporation
                       of America Holdings         6,104,175*
   105,800           Quest Diagnostics             7,586,918*
    68,400           Shire Pharmaceuticals
                       Group ADR                   2,503,440*[L]
    78,800           Universal Health
                       Services Class B            3,371,064*
   123,200           Zimmer Holdings               3,762,528*
                                                ------------
                                                  52,399,288
Industrial & Commercial Products (0.3%)
    37,600           Sherwin-Williams              1,034,000

Insurance (1.3%)
    51,800           XL Capital                    4,732,448

Internet (4.7%)
   106,975           Intuit Inc.                   4,574,251*
    77,000           Juniper Networks              1,459,150*[L]
   162,300           KPMG Consulting               2,689,311*
   154,800           VeriSign, Inc.                5,888,592*[L]
   124,800           Yahoo! Inc.                   2,213,952*[L]
                                                ------------
                                                  16,825,256
Lodging (0.7%)
    62,700           Marriott International        2,548,755

Media (4.7%)
   404,300           Charter
                       Communications              6,642,649*[L]
    80,550           Univision
                       Communications              3,259,053*
   230,725           Westwood One                  6,933,286*
                                                ------------
                                                  16,834,988

                                       5
See Notes to Schedule of Investments

Schedule of Investments Growth Portfolio cont'd
------------------------------------------------

Number of Shares                               Market Value+

Oil & Gas (1.1%)
   226,450           XTO Energy                $   3,962,875
Retail (10.0%)
   167,100           Abercrombie & Fitch           4,433,163*
    70,100           Avon Products                 3,259,650
   113,800           Bed Bath & Beyond             3,857,820*
    99,500           Best Buy                      7,410,760*
    87,100           BJ's Wholesale Club           3,841,110*
    21,000           CDW Computer Centers          1,127,910*
    52,200           Krispy Kreme
                       Doughnuts                   2,307,240*[L]
   110,300           Talbots, Inc.                 3,998,375
    63,000           Tiffany & Co.                 1,982,610[L]
   167,400           Toys "R" Us                   3,471,876*
                                               -------------
                                                  35,690,514
Semiconductors (6.2%)
    80,900           AVX Corp.                     1,908,431
   186,300           Integrated Device
                       Technology                  4,953,717*
   267,025           Intersil Corp.                8,611,556*[L]
    77,000           KLA-Tencor                    3,816,120*[L]
    71,300           Microchip Technology          2,762,162*
                                               -------------
                                                  22,051,986
Software (5.7%)
    85,900           Adobe Systems                 2,667,195
    56,700           Electronic Arts               3,399,165*
    85,700           Emulex Corp.                  3,386,007*
    81,400           Mercury Interactive           2,765,972*
   356,200           Peregrine Systems             5,282,446*
    61,500           VERITAS Software              2,757,045*
                                               -------------
                                                  20,257,830
Technology (2.6%)
   277,100           Cadence Design
                       Systems                     6,074,032*
    44,500           NVIDIA Corp.                  2,977,050*[L]
                                               -------------
                                                   9,051,082
Transportation (0.8%)
   149,500           Southwest Airlines            2,762,760
Total Common Stocks
(Cost $310,905,563)                              339,129,806
                                               -------------
Principal Amount
Short-Term Investments (23.8%)
$67,130,293          N&B Securities Lending
                       Quality Fund, LLC          67,130,293
 17,505,250          Neuberger Berman
                       Institutional Cash
                       Fund Trust Class           17,505,250@
                                               -------------
Total Short-Term Investments
(Cost $84,635,543)                                84,635,543#
                                               -------------
Total Investments (119.0%)
(Cost $395,541,106)                              423,765,349##
Liabilities, less cash, receivables and
other assets [(19.0%)]                           (67,555,665)
                                               -------------
Total Net Assets (100.0%)                      $ 356,209,684
                                               -------------


                                       6
See Notes to Schedule of Investments

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Notes to Schedule of Investments Growth Portfolio
-------------------------------------------------

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At December 31, 2001, the cost of investments for U.S. Federal income tax purposes was $399,302,344. Gross unrealized appreciation of investments was $46,816,093 and gross unrealized depreciation of investments was $22,353,088, resulting in net unrealized appreciation of $24,463,005, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Statement of Assets and Liabilities
-----------------------------------

                                                                                             Growth
Neuberger Berman Advisers Management Trust                                                  Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $  423,765,349
-------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                             100,958
-------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                                 2,750
-------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              54,989
=======================================================================================================

Total Assets                                                                                423,924,046
=======================================================================================================

Liabilities
  Payable for collateral on securities loaned (Note A)                                       67,130,293
-------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                              262,163
-------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        156,758
-------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                              87,263
-------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                            77,885
=======================================================================================================

Total Liabilities                                                                            67,714,362
=======================================================================================================

Net Assets at value:                                                                     $  356,209,684
=======================================================================================================

Net Assets consist of:
  Paid-in capital                                                                        $  566,871,990
-------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (238,886,301)
-------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                         28,223,995
=======================================================================================================

Net Assets at value                                                                      $  356,209,684
=======================================================================================================

Shares Outstanding ($.001 par value; unlimited shares authorized)                            30,915,321
-------------------------------------------------------------------------------------------------------

Net Asset Value, offering and redemption price per share                                 $        11.52
=======================================================================================================

*Cost of Investments                                                                     $  395,541,106
=======================================================================================================


                                       8
See Notes to Financial Statements

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2001


Statement of Operations
-----------------------

                                                                               Growth
Neuberger Berman Advisers Management Trust                                     Portfolio
Investment Income

Income:
Interest income (Note A)                                                   $    1,122,792
-----------------------------------------------------------------------------------------
Dividend income                                                                   571,743
-----------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                   (12,007)
=========================================================================================

Total income                                                                    1,682,528
=========================================================================================

Expenses:
Investment management fee (Note B)                                              2,300,681
-----------------------------------------------------------------------------------------
Administration fee (Note B)                                                     1,276,777
-----------------------------------------------------------------------------------------
Auditing fees                                                                      35,441
-----------------------------------------------------------------------------------------
Custodian fees (Note B)                                                           130,488
-----------------------------------------------------------------------------------------
Insurance expense                                                                  13,690
-----------------------------------------------------------------------------------------
Legal fees                                                                         31,406
-----------------------------------------------------------------------------------------
Trustees' fees and expenses                                                        39,364
=========================================================================================
Total expenses                                                                  3,827,847
Expenses reduced by custodian fee expense offset arrangement (Note B)                (625)
=========================================================================================
Total net expenses                                                              3,827,222
=========================================================================================
Net investment income (loss)                                                   (2,144,694)
=========================================================================================

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                       (208,992,719)
-----------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                            27,428,366
     ------------------------------------------------------------------------------------
     Foreign currency (Note A)                                                       (248)
     ====================================================================================
Net gain (loss) on investments                                               (181,564,601)
=========================================================================================

Net increase (decrease) in net assets resulting from operations            $ (183,709,295)
=========================================================================================


                                       9
See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Statement of Changes in Net Assets
----------------------------------

                                                                                 Growth Portfolio
                                                                        -----------------------------------
Neuberger Berman Advisers Management Trust                                          Year Ended December 31,
                                                                                    2001               2000
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                             $   (2,144,694)    $   (3,868,434)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (208,992,719)       202,180,954
----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments          27,428,118       (308,539,442)
==========================================================================================================
Net increase (decrease) in net assets resulting from operations            (183,709,295)      (110,226,922)
==========================================================================================================

Distributions to Shareholders From:
Net realized gain on investments                                           (227,568,563)       (65,271,112)
==========================================================================================================

From Fund Share Transactions:
Proceeds from shares sold                                                   166,424,214        587,733,131
----------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                   227,568,563         65,271,112
----------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                               (267,152,035)      (569,642,046)
==========================================================================================================
Net increase (decrease) from Fund share transactions                        126,840,742         83,362,197
==========================================================================================================

Net Increase (Decrease) in Net Assets                                      (284,437,116)       (92,135,837)

Net Assets:
Beginning of year                                                           640,646,800        732,782,637
==========================================================================================================
End of year                                                              $  356,209,684     $  640,646,800
==========================================================================================================

Number of Fund Shares:
Sold                                                                         11,913,239         14,695,733
----------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                        16,659,485          1,473,056
----------------------------------------------------------------------------------------------------------
Redeemed                                                                    (18,562,297)       (14,922,745)
==========================================================================================================
Net increase (decrease) in shares outstanding                                10,010,427          1,246,044
==========================================================================================================

                                       10
See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Notes to Financial Statements Growth Portfolio
----------------------------------------------

     Note A--Summary Of Significant Accounting Policies:

1 General: Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Growth Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Growth Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Growth Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($234,904,974 expiring in 2009, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

Notes to Financial Statements Growth Portfolio cont'd
-----------------------------------------------------

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     For the years ended December 31, 2001 and 2000, there were no significant differences between the book basis and tax basis character of distributions to shareholders. Additionally, at year-end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

6 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.

7 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At December 31, 2001, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the year ended December 31, 2001 were $65,814,015, $67,130,293 and $585,832, respectively.

8 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

9 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


10 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

11 Affiliated transactions: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), an affiliated fund managed by Neuberger Berman Management Inc. ("Management"). The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the year ended December 31, 2001, income earned on this investment amounted to $52,130 and is reflected in the Statement of Operations under the caption Interest income.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, And Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

     Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.

     Management has contractually undertaken through April 30, 2002 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. For the year ended December 31, 2001, no reimbursement to the Fund was required.

Notes to Financial Statements Growth Portfolio cont'd
-----------------------------------------------------

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $625.

     Note C--Securities Transactions:

     During the year ended December 31, 2001, there were purchase and sale transactions (excluding short-term securities) of $384,573,345 and $488,762,559, respectively.

     During the year ended December 31, 2001, brokerage commissions on securities transactions amounted to $608,599, of which Neuberger received $264,824, and other brokers received $343,775.

     Note D--Line Of Credit:

     At December 31, 2001, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all the participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2001.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Financial Highlights Growth Portfolio+
--------------------------------------

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.[+/+]

                                                                                    Year Ended December 31,
                                                              --------------------------------------------------------------------
                                                                      2001         2000          1999          1998          1997
Net Asset Value, Beginning of Year                                 $ 30.65       $ 37.27       $ 26.29       $ 30.54       $ 25.78
                                                                   -------       -------       -------       -------       -------
Income From Investment Operations
Net Investment Income (Loss)                                          (.07)         (.17)         (.12)         (.10)         (.03)
Net Gains or Losses on Securities (both realized and
 unrealized)                                                         (7.41)        (3.16)        12.51          4.12          7.06
                                                                   -------       -------       -------       -------       -------
Total From Investment Operations                                     (7.48)        (3.33)        12.39          4.02          7.03
                                                                   -------       -------       -------       -------       -------
Less Distributions
From Net Capital Gains                                              (11.65)        (3.29)        (1.41)        (8.27)        (2.27)
                                                                   -------       -------       -------       -------       -------
Net Asset Value, End of Year                                       $ 11.52       $ 30.65       $ 37.27       $ 26.29       $ 30.54
                                                                   -------       -------       -------       -------       -------
Total Return++                                                      -30.36%       -11.66%       +50.40%       +15.53%       +29.01%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)                              $ 356.2       $ 640.6       $ 732.8       $ 616.4       $ 583.7
Ratio of Gross Expenses to Average Net Assets#                         .89%          .90%          .92%          .92%          .90%
Ratio of Net Expenses to Average Net Assets                            .89%          .90%          .92%          .92%          .90%
Ratio of Net Investment Income (Loss) to Average Net Assets           (.50)%        (.45)%        (.46)%        (.41)%        (.11)%
Portfolio Turnover Rate                                                 91%          125%          119%           83%          113%

                                       15
See Notes to Financial Highlights

Notes to Financial Highlights Growth Portfolio
----------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                             /s/ Ernst & Young LLP



Boston, Massachusetts
February 1, 2002

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John Cannon (71)            Trustee since    Retired. Formerly, Chairman               26      Independent Trustee or
                             1994             and Chief Investment Officer of                   Director of three series of
                                              CDC Capital Management                            Oppenheimer Funds:
                                              (registered investment adviser)                   Limited Term New York
                                              (1993-Jan. 1999).                                 Municipal Fund, Rochester
                                                                                                Fund Municipals, and
                                                                                                Oppenheimer Convertible
                                                                                                Securities Fund, 1992 to
                                                                                                present.

-----------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (66)           Trustee since    Attorney at Law and President,            26
                             1982             Faith Colish, A Professional
                                              Corporation; 1980 to present.

-----------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (68)       Trustee since    Consultant.                               26
                             1989

-----------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (63)         Trustee since    Consultant, C. A. Harvey                  26
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the
                                              New York Stock Exchange
                                              Board of Directors, 1998 to
                                              present; Secretary, Board of
                                              Associates to The National
                                              Rehabilitation Hospital's Board
                                              of Directors; Director of
                                              American Association of Retired
                                              Persons (AARP), 1978 to
                                              December 2000; Member,
                                              American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America,
                                              1997-2000.

-----------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (68)           Trustee since    Senior Vice President and                 26
                             1988             General Counsel of Loews
                                              Corporation (diversified
                                              financial corporation).

-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (74)       Trustee since    Professor of Finance and                  26      Director, Delaware Labs,
                             1986             Economics at Stern School of                      1978 to present (cosmetics).
                                              Business, New York University.

-----------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (64)       Trustee since    Retired. Director, State Theatre          26      Formerly, Director of Kevlin
                             1984             of New Jersey (not-for-profit                     Corporation (manufacturer of
                                              theater), 2000 to present;                        microwave and other
                                              Formerly, Vice President and                      products).
                                              Special Counsel to WHX
                                              Corporation (holding company);
                                              1993-2001.

-----------------------------------------------------------------------------------------------------------------------------------
 John P. Rosenthal (69)      Trustee since    Senior Vice President of                  26      Formerly, Director, Cancer
                             1985             Burnham Securities Inc. (a                        Treatment Holdings, Inc.
                                              registered broker-dealer) since
                                              1991; Director, 92nd Street Y
                                              (non-profit), 1967 to present.

-----------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (69)       Trustee since    Retired. Senior Vice President            26      Director of Prandium, Inc.
                             1986             of Foodmaker. Inc. (operator                      since March 2001
                                              and Franchiser of Restaurants)                    (restaurants).
                                              until January 1997; Secretary of
                                              Foodmaker, Inc. until July 1996;
                                              Director, Pro-Kids Golf and
                                              Learning Academy, 1998 to
                                              present (teach golf and
                                              computer usage to "at risk"
                                              children).

-----------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford                 26      Formerly, Director of Capital
                             1982             Partners and Oxford Bioscience                    Cash Management Trust
                                              Partners (venture capital                         (money market fund) and
                                              partnerships) and President of                    Prime Cash Fund.
                                              Oxford Venture Corporation.

-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                     Portfolios in
                               Position and                                          Fund Complex
                              Length of Time                                          Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)          Principal Occupation(s) (3)         Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (51)        Trustee since      President and CEO of Westaff,             26       Director, H&R Block, Inc.
                             2000               Inc., May 2001 to January 2002                     (financial services company),
                                                (temporary staffing); General                      May 2001 to present;
                                                Partner of Seip Investments LP                     Director, General Magic
                                                (a private investment                              (voice recognition software),
                                                partnership); Senior Executive at                  November 2001 to present;
                                                the Charles Schwab                                 Director, Forward
                                                Corporation from 1983 to 1999;                     Management, Inc. (asset
                                                including Chief Executive                          management), 2001-present;
                                                Officer of Charles Schwab                          Member of the Board of
                                                Investment Management, Inc.                        Directors of E-Finance
                                                and Trustee of Schwab Family                       Corporation (credit
                                                of Funds and Schwab                                decisioning services), 1999 to
                                                Investments from 1997 to 1998;                     present; Director,
                                                Executive Vice President-Retail                    Save-Daily.com (micro
                                                Brokerage for Charles Schwab                       investing services), 1999 to
                                                Investment Management from                         present; Formerly, Director of
                                                1994 to 1997.                                      Offroad Capital Inc.
                                                                                                   (pre-public internet
                                                                                                   commerce company).

------------------------------------------------------------------------------------------------------------------------------------
Gustave H. Shubert (72)     Trustee since       Senior Fellow/Corporate                   26
                            1989                Advisor and Advisory Trustee of
                                                Rand (a non-profit public
                                                interest research institution)
                                                since 1989; Honorary Member
                                                of the Board of Overseers of the
                                                Institute for Civil Justice, the
                                                Policy Advisory Committee of
                                                the Clinical Scholars Program at
                                                the University of California, the
                                                American Association for the
                                                Advancement of Science, the
                                                Council on Foreign Relations,
                                                and the Institute for Strategic
                                                Studies (London); advisor to the
                                                Program Evaluation and
                                                Methodology Division of the
                                                U.S. General Accounting Office;
                                                formerly Senior Vice President
                                                and Trustee of Rand.

------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                               Position and                                      Fund Complex
                              Length of Time                                      Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (54)    Trustee since    Private investor and consultant         26
                             1983             specializing in the insurance
                                              industry; Advisory Director of
                                              Securities Capital LLC (a global
                                              private equity investment firm
                                              dedicated to making
                                              investments in the insurance
                                              sector).

------------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta            26
                             1984             Region, Ford Motor Credit
                                              Company since August, 1997;
                                              prior thereto, President, Ford
                                              Life Insurance Company,
                                              April 1995 until August 1997.

------------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (48)     President and    Executive Vice President and            26       Executive Vice President,
                             Trustee since    Chief Investment Officer of                      Chief Investment Officer and
                             1999             Neuberger Berman since 1999;                     Director of Neuberger
                                              Executive Vice President and                     Berman Inc. (holding
                                              Chief Financial Officer of NB                    company) since 1999;
                                              Management from                                  Chairman since May 2000
                                              November 1999 to March 2000;                     and Director of NB
                                              Vice President of NB                             Management since
                                              Management from 1990 until                       January 1996.
                                              1999; Partner or Principal of
                                              Neuberger Berman from 1993.

------------------------------------------------------------------------------------------------------------------------------------
 Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy               26       Director of Legg Mason, Inc.
                             1993             Committee, Edward Jones,                         (financial services holding
                                              1993-2001; President of the                      company), 1993 to present;
                                              Securities Industry Association                  Director, Boston Financial
                                              ("SIA") (securities industry's                   Group (real estate and tax
                                              representative in government                     shelters) 1993-1999.
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              from 1974-1992; Adviser
                                              to SIA from November
                                              1992-November 1993.

------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
                              Length of Time                                     Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee         Fund Complex by Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (42)      Chairman of      Executive Vice President of            26       Executive Vice President and
                             the Board,       Neuberger Berman since 1999;                    Director of Neuberger
                             Chief            Principal of Neuberger Berman                   Berman Inc. (holding
                             Executive        from 1997 until 1999; Senior                    company) since 1999;
                             Officer and      Vice President of NB                            President and Director of NB
                             Trustee since    Management from 1996 until                      Management since 1999.
                             1999             1999; Director of Institutional
                                              Services of NB Management
                                              from 1988 until 1996.

----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

 * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Information about the Officers of the Trust


                                             Position and
 Name, Age, and Address (1)           Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1986                      Vice President-Mutual Fund Board Relations
                                                                         of NB Management since 2000; Employee of
                                                                         Neuberger Berman since 1999; Vice President
                                                                         of NB Management from 1986 to 1999;
                                                                         Secretary of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator.

Robert Conti (45)              Vice President since 2000                 Vice President of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Controller of NB
                                                                         Management until 1996; Treasurer of NB
                                                                         Management from 1996 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Stacy Cooper-Shugrue (38)      Assistant Secretary since 1991            Employee of Neuberger Berman since 1999;
                                                                         Assistant Vice President of NB Management
                                                                         from 1993 to 1999; Assistant Secretary of two
                                                                         other mutual funds for which NB Management
                                                                         acts as investment manager and administrator.

Barbara DiGiorgio (43)         Assistant Treasurer since 1996            Vice President of Neuberger Berman since
                                                                         1999; Assistant Vice President of NB
                                                                         Management from 1993 to 1999; Assistant
                                                                         Treasurer since 1996 of two other mutual funds
                                                                         for which NB Management acts as investment
                                                                         manager and administrator.

Brian J. Gaffney (48)          Vice President since 2000                 Managing Director of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Vice President of NB
                                                                         Management from 1997 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Richard Russell (55)           Treasurer and Principal Financial and     Vice President of Neuberger Berman since
                               Accounting Officer since 1993             1999; Vice President of NB Management from
                                                                         1993 until 1999; Treasurer and Principal
                                                                         Financial and Accounting Officer of two other
                                                                         mutual funds for which NB Management acts
                                                                         as investment manager and administrator.

Information about the Officers of the Trust cont'd


                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------
Frederic B. Soule (54)         Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Vice President of NB Management from
                                                                  1995 until 1999; Vice President of two other
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Celeste Wischerth (40)         Assistant Treasurer since 1993     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1994 to 1999; Assistant
                                                                  Treasurer since 1996 of two other mutual funds
                                                                  for which NB Management acts as investment
                                                                  manager and administrator.

--------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.